Comprehensive Loss	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Comprehensive Loss

16.    Comprehensive Loss

The Company’s other comprehensive income (loss) (“OCI”) consists of foreign currency translation adjustments from its Brazil subsidiary, which does not use the U.S. dollar as its functional currency, and unrealized gains and losses on marketable debt securities classified as available for sale.

The following table shows changes in accumulated other comprehensive income (loss) (“AOCI”) by component for the years ended 2021, 2020 and 2019:

		Unrealized
	Cumulative	Gains/(Losses)
	Foreign	on
	Currency	Marketable
	Translation	Securities	Total
Balance as of December 31, 2018	$(133)	$(416)	$(549)
Other comprehensive (loss) income before reclassifications	(21)	374	353
Amounts reclassified from AOCI	—	(17)	(17)
Other comprehensive (loss) income	(21)	357	336
Balance as of December 31, 2019	(154)	(59)	(213)
Other comprehensive loss before reclassifications	(226)	(109)	(335)
Amounts reclassified from AOCI	—	223	223
Other comprehensive (loss) income	(226)	114	(112)
Balance as of December 31, 2020	(380)	55	(325)
Other comprehensive income before reclassifications	4	(1,813)	(1,809)
Amounts reclassified from AOCI	—	1,031	1,031
Other comprehensive (loss) income	4	(782)	(778)
Balance as of December 31, 2021	$(376)	$(727)	$(1,103)

Amounts reclassified from AOCI were reported within “Other (income) expense, net” on the consolidated statement of operations. The Company’s accounting policy is to release the income tax effects (if applicable) from AOCI when the individual units of account are sold.